Shareholder Report, Holdings (Details)	May 31, 2024
ClearShares OCIO ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
ClearShares OCIO ETF | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ClearShares OCIO ETF | Invesco QQQ Trust Series [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ClearShares OCIO ETF | Technology Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ClearShares OCIO ETF | Invesco S&P 500 Momentum ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
ClearShares OCIO ETF | SPDR Portfolio S&P 1500 Composite Stock Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
ClearShares OCIO ETF | iShares 3-7 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ClearShares OCIO ETF | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ClearShares OCIO ETF | ClearShares Ultra-Short Maturity ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ClearShares OCIO ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
ClearShares OCIO ETF | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%
ClearShares OCIO ETF | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
ClearShares OCIO ETF | Global Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
ClearShares OCIO ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
ClearShares OCIO ETF | Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
ClearShares OCIO ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
ClearShares Piton Intermediate Fixed Income ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%
ClearShares Piton Intermediate Fixed Income ETF | Federal Farm Credit Banks Funding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ClearShares Piton Intermediate Fixed Income ETF | Federal Home Loan Banks [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ClearShares Piton Intermediate Fixed Income ETF | Tennessee Valley Authority [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
ClearShares Piton Intermediate Fixed Income ETF | Resolution Funding Corporation Principal Strip [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
ClearShares Piton Intermediate Fixed Income ETF | MetLife, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
ClearShares Piton Intermediate Fixed Income ETF | United States Treasury Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
ClearShares Piton Intermediate Fixed Income ETF | Bank of New York Mellon Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
ClearShares Piton Intermediate Fixed Income ETF | Anheuser-Busch InBev Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
ClearShares Piton Intermediate Fixed Income ETF | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
ClearShares Piton Intermediate Fixed Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
ClearShares Piton Intermediate Fixed Income ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	65.80%
ClearShares Piton Intermediate Fixed Income ETF | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
ClearShares Piton Intermediate Fixed Income ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
ClearShares Piton Intermediate Fixed Income ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ClearShares Piton Intermediate Fixed Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
ClearShares Piton Intermediate Fixed Income ETF | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
ClearShares Piton Intermediate Fixed Income ETF | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
ClearShares Piton Intermediate Fixed Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
ClearShares Piton Intermediate Fixed Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
ClearShares Piton Intermediate Fixed Income ETF | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
ClearShares Piton Intermediate Fixed Income ETF | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
ClearShares Piton Intermediate Fixed Income ETF | U.S. Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
ClearShares Piton Intermediate Fixed Income ETF | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
ClearShares Piton Intermediate Fixed Income ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
ClearShares Piton Intermediate Fixed Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
ClearShares Ultra-Short Maturity ETF | Cantor Fitzgerald & Co., 5.50%, 6/4/2024 [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
ClearShares Ultra-Short Maturity ETF | Cantor Fitzgerald & Co., 5.50%, 6/5/2024 [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
ClearShares Ultra-Short Maturity ETF | Clear Street LLC, 5.38%, 6/5/2024 [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
ClearShares Ultra-Short Maturity ETF | MIRAE Asset Securities (USA) Inc., 5.38%, 6/3/2024 [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
ClearShares Ultra-Short Maturity ETF | MIRAE Asset Securities (USA) Inc., 5.38%, 6/6/2024 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
ClearShares Ultra-Short Maturity ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
ClearShares Ultra-Short Maturity ETF | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
ClearShares Ultra-Short Maturity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
ClearShares Ultra-Short Maturity ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%